Financial Instruments and Risk Management - Significant Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
GBP
Disclosure of fair value measurement of assets [line items]
Average Rate	0.7277	0.7760	0.7835
Year-end spot rate	0.7409	0.7321	0.7618
CAD
Disclosure of fair value measurement of assets [line items]
Average Rate	1.2536	1.3433	1.3251
Year-end spot rate	1.2725	1.2750	1.3033
RWF
Disclosure of fair value measurement of assets [line items]
Average Rate	1,003.4066	959.1820	914.2488
Year-end spot rate	1,037.6458	988.0837	947.0750
SGD
Disclosure of fair value measurement of assets [line items]
Average Rate	1.3427	1.3789	1.3111
Year-end spot rate	1.3496	1.3224	1.3456
INR
Disclosure of fair value measurement of assets [line items]
Average Rate	73.7902	74.0038
Year-end spot rate	74.3047	73.2901